Concentrations	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2016
Concentrations
Concentrations

NOTE 11– Concentrations

During the three months ended September 30, 2017, the Company’s two largest customers accounted for approximately 18% and 7% of sales, respectively. During the three months ended September 30, 2016, the Company’s two largest customers accounted for approximately 81% and 3% of sales, respectively.

NOTE 12 – Concentrations

During the year ended June 30, 2017, the Company’s two largest customers accounted for approximately 50% and 7% of sales, respectively. During the year ended June 30, 2016, the Company’s two largest customers accounted for approximately 27% and 26% of sales, respectively.